Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Aug. 13, 2018	Aug. 10, 2018	Aug. 01, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 15, 2016
Number of nonqualified shares granted				245,781	255,382
Line of credit								$ 52
Exercise price of shares				$ 1	$ 1	$ 1	$ 1
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Line of credit, term		3 years
Line of credit fees paid		$ 500
Number of common stock purchased		117,000
Exercise price of shares		$ 4.50
Subsequent Event [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC [Member]
Line of credit		$ 20,000
2013 Share Option Plan [Member] | Subsequent Event [Member] | Stock Option [Member] | Minimum [Member]
Number of nonqualified shares granted			466,676
2013 Share Option Plan [Member] | Subsequent Event [Member] | Stock Option [Member] | Maximum [Member]
Number of nonqualified shares granted			1,500,000
Board of Directors Chairman [Member] | 2013 Share Option Plan [Member] | Subsequent Event [Member]
Number of nonqualified shares granted	927,000
Exercise price of shares	$ 4.25